SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2023
Share Capital
SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL

As of
	June 30, 2023		December 31, 2022
	Number	US$	Number	US$
	of shares	‘000	of shares	‘000
Authorized:
Ordinary shares of US$ 0.024 each	200,000,000	4,800	200,000,000	4,800

	June 30, 2023
	Number	RMB
	of shares	‘000
Outstanding and fully paid:
Ordinary shares of US$ 0.024 each
At January 1, 2023	805,785	1,288
Issuance of new shares for equity financing	854,139	1,486
Conversion of Long-term notes into common shares	2,275	4
Issuance of new shares – share-based compensation to CEO and CFO	53,262	93
Issuance of new shares – share-based compensation to Directors	168,000	292
Issuance of new shares – share-based compensation to Employee	211,721	369
At June 30, 2023 *	2,095,182	3,532

*	The number of shares reflected the one-for-ten reverse split effective on September 18, 2023.

SCHEDULE OF PRINCIPAL ASSUMPTIONS USED IN VALUATION

Grant date (investors and placement agent, respectively)	February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	4.45
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.57 & 4.46
Volatility		107%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	3.54

Grant date (investors and placement agent, respectively)	June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	3.15
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.42 & 4.35
Volatility		115%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	2.50

Grant date (investors and placement agent, respectively)	October 4, 2022
Share price at date of grant (investors and placement agent, respectively)	US$	0.58
Exercise price at date of grant (investors and placement agent, respectively)	US$	0.82 & 0.75
Volatility		104%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		3.96%
Average fair value at grant date	US$	0.43

SCHEDULE OF SUMMARY OF THE WARRANT ACTIVITY

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at December 31, 2022	370,175	$21.7	4.02
Exercisable at December 31, 2022	370,175	21.7	4.02
Issued	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding at June 30, 2023 *	370,175	21.7	3.52
Exercisable at June 30, 2023 *	370,175	$21.7	3.52

*	The number of shares reflected the one-for-ten reverse split effective on September 18, 2023